Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Debt Instrument [Line Items]
Long-term debt	$ 1,728,983	$ 1,765,892
Total long-term debt	1,729,535	1,766,357
Less long-term debt payable within one year	225,589	75,271
Long-term debt, net	1,503,946	1,691,086
Other long-term debt, including capitalized leases
Debt Instrument [Line Items]
Long-term debt	552	465
Domestic | Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038
Debt Instrument [Line Items]
Long-term debt	1,175,000	1,175,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.50%	3.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	6.55%	6.55%
Domestic | Fixed rate senior notes 4.88%, due 2013
Debt Instrument [Line Items]
Long-term debt	225,000	225,000
Foreign | Fixed rate senior notes 4.88%, due 2013
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%	4.875%
Foreign | Bank loans, including revolving credit 1% to 7.2%, due 2011-2017
Debt Instrument [Line Items]
Long-term debt	589	1,380
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.00%	1.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	7.20%	7.20%
Foreign | Euro Bonds 4.125%, due 2016
Debt Instrument [Line Items]
Long-term debt	253,220	290,040
Debt Instrument, Interest Rate, Stated Percentage	4.125%	4.125%
Foreign | Japanese Yen credit facility Libor plus 55 bps, due 2017
Debt Instrument [Line Items]
Long-term debt	75,174
Debt Instrument, Basis Spread on Variable Rate	0.55%	0.55%
Foreign | Japanese Yen credit facility Libor plus 20 bps, due 2012
Debt Instrument [Line Items]
Long-term debt		$ 74,472
Debt Instrument, Basis Spread on Variable Rate	0.20%	0.20%